UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05655

DWS Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

May 31, 2023
Semiannual Report
to Shareholders
DWS Municipal Income Trust
Ticker Symbol: KTF

Contents

3	Performance Summary
6	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Cash Flows
30	Statements of Changes in Net Assets
31	Financial Highlights
34	Notes to Financial Statements
43	Other Information
44	Dividend Reinvestment and Cash Purchase Plan
47	Additional Information
The Fund’s investment objective is to provide a high level of current income exempt from federal income tax.
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the Fund. Therefore, the Fund cannot predict whether its shares will trade at, below or above net asset value.
Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Municipal Income Trust

Performance SummaryMay 31, 2023 (Unaudited)
Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance.
Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.
Average Annual Total Returns as of 5/31/23
DWS Municipal Income Trust	6-Months‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	2.72%	–2.63%	0.68%	2.14%
Based on Market Price(a)	–3.01%	–9.00%	–0.81%	0.51%
Bloomberg Municipal Bond Index(b)	1.94%	0.49%	1.65%	2.28%
Morningstar Closed-End Municipal National Long Funds Category(c)	1.89%	–3.15%	0.85%	2.80%
Growth of an Assumed $10,000 Investment

Yearly periods ended May 31

The growth of $10,000 is cumulative.
‡	Total returns shown for periods less than one year are not annualized.

DWS Municipal Income Trust	|	3

(a)
Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price.
Each figure assumes that dividend and capital gain distributions, if any, were reinvested.
These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period. Expenses of the
Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The expense ratio of the Fund for the six months ended May 31, 2023 was 3.50% (0.94% excluding interest expense).

(b)
The unmanaged, unleveraged Bloomberg Municipal Bond Index covers the
U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c)
Morningstar’s Closed-End Municipal National Long Funds category represents muni national long portfolios that invest in municipal bonds. Such bonds are issued by various state and local governments to fund public projects and are free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. They focus on bonds with durations of seven years or more. This makes them more sensitive to interest rates, and thus riskier, than muni funds that focus on bonds with shorter maturities. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End Municipal National Long Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a
Morningstar category.

Net Asset Value and Market Price
	As of 5/31/23	As of 11/30/22
Net Asset Value	$10.04	$9.96
Market Price	$8.50	$8.93
Premium (discount)	(15.34%)	(10.34%)
Prices and net asset value fluctuate and are not guaranteed.

4	|	DWS Municipal Income Trust

Distribution Information
Six Months as of 5/31/23: Income Dividends (common shareholders)	$.17
May Income Dividend (common shareholders)	$.0268
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/23†	3.20%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/23†	3.78%
Tax Equivalent Distribution Rate (based on Net Asset Value) as of 5/31/23†	5.41%
Tax Equivalent Distribution Rate (based on Market Price) as of 5/31/23†	6.39%

†
Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2023. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Tax equivalent distribution rate is based on the Fund’s distribution rate and a marginal income tax rate of 40.8%. Distribution rates are historical, not guaranteed and will fluctuate.
Distributions do not include return of capital or other non-income sources.

DWS Municipal Income Trust	|	5

Portfolio Management Team
Michael J. Generazo, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2010.
—Joined DWS in 1999.
—BS, Bryant College; MBA, Suffolk University.
Chad H. Farrington, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2021.
—Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
—Co-Head of Municipal Bond Department.
—BS, Montana State University.

6	|	DWS Municipal Income Trust

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/23	11/30/22
Revenue Bonds	78%	77%
Lease Obligations	8%	9%
Escrow to Maturity/Prerefunded Bonds	8%	8%
General Obligation Bonds	6%	6%
Variable Rate Demand Notes	0%	0%
Variable Rate Demand Preferred Shares	0%	—
	100%	100%

Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/23	11/30/22
AAA	2%	2%
AA	27%	28%
A	51%	50%
BBB	17%	18%
Not Rated	3%	2%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Top Five State/Territory Allocations (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/23	11/30/22
Texas	13%	13%
New York	11%	11%
Florida	9%	9%
California	8%	8%
Pennsylvania	7%	6%

DWS Municipal Income Trust	|	7

Interest Rate Sensitivity	5/31/23	11/30/22
Effective Maturity	10.2 years	10.7 years
Modified Duration	7.2 years	7.6 years

Leverage (As a % of Total Assets)	5/31/23	11/30/22
	38.79%	38.88%
Effective maturity is the weighted average of the maturity date of  bonds held by the Fund taking into consideration any available maturity shortening features.
Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.
Leverage results in additional risks and can magnify the effect of any gains or losses to a greater extent than if leverage were not used.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Additional Information section on page 47 for contact information.

8	|	DWS Municipal Income Trust

Investment Portfolioas of May 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 142.9%
Alabama 0.6%
Alabama, Black Belt Energy Gas District Gas Project Revenue, Series B, 5.25% (a), 12/1/2053, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	770,000	827,648
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	1,625,000	1,675,304
		2,502,952
Alaska 1.8%
Alaska, Industrial Development & Export Authority, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2044	5,410,000	4,987,417
Alaska, Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, “1” , Series A, 4.0%, 6/1/2050	2,250,000	1,969,947
		6,957,364
Arizona 2.6%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup Global Markets	1,050,000	1,067,737
5.5%, 12/1/2029, GTY: Citigroup Global Markets	1,400,000	1,486,823
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	5,900,000	6,337,222
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,020,752
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	500,000	461,806
		10,374,340
California 13.6%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement:
Series A-1, Prerefunded, 5.0%, 6/1/2034	2,500,000	2,780,429
Series A-1, Prerefunded, 5.0%, 6/1/2035	2,500,000	2,780,429
California, Housing Finance Agency, Municipal Certificates, “A” , Series 2021-1, 3.5%, 11/20/2035	1,081,117	1,004,544
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	339,974
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	3,180,000	3,825,668
California, State General Obligation, 5.0%, 11/1/2043	5,000,000	5,026,902
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	9

	Principal Amount ($)	Value ($)
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	1,825,000	1,850,209
Series A, AMT, 5.0%, 6/1/2048	240,000	241,255
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., Series A, 5.0%, 6/1/2048	700,000	725,500
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,096,383
Los Angeles, CA, Department of Airports Revenue:
Series C, AMT, 5.0%, 5/15/2044	3,750,000	3,852,957
Series A, AMT, 5.0%, 5/15/2045	1,250,000	1,315,528
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, AMT, 5.0%, 5/15/2044	6,430,000	6,607,044
Nuveen California Quality Municipal Income Fund, Series 7, 144A, 3.48% (b), 6/7/2023	600,000	600,000
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, Prerefunded, 5.0%, 7/1/2043	7,000,000	7,006,609
San Diego, CA, Unified School District, Election 2012, Series C, Prerefunded, 5.0%, 7/1/2035	4,700,000	4,706,174
San Diego, CA, Unified School District, Proposition Z Bonds, Series M2, 3.0%, 7/1/2050	2,000,000	1,539,278
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series D, AMT, 5.0%, 5/1/2048	2,965,000	3,020,329
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, AMT, 5.0%, 5/1/2045	5,000,000	5,168,107
		53,487,319
Colorado 7.2%
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, Prerefunded, 5.5%, 1/1/2035	5,450,000	5,519,104
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	9,960,000	9,226,421
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2048	1,305,000	1,268,224
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,401,243
The accompanying notes are an integral part of the financial statements.

10	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Series A, AMT, 5.25%, 12/1/2043	9,225,000	9,604,068
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	450,000	393,647
		28,412,707
Delaware 0.4%
Delaware, State Economic Development Authority, Retirement Communities Revenue, Acts Retirement Life Communities, Series B, 5.0%, 11/15/2048	1,750,000	1,639,938
District of Columbia 2.3%
District of Columbia, International School Revenue, 5.0%, 7/1/2039	500,000	503,990
District of Columbia, KIPP Project Revenue, 4.0%, 7/1/2049	2,405,000	2,016,630
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	803,673
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,415,609
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	1,590,000	1,456,585
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2050	750,000	684,215
		8,880,702
Florida 12.4%
Brevard County, FL, Health Facilities Authority, Hospital Revenue, Health First, Inc., Series A, 4.0%, 4/1/2052	2,500,000	2,255,747
Broward County, FL, Airport Systems Revenue, Series A, AMT, 4.0%, 10/1/2049	345,000	312,121
Collier County,FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.0%, 6/1/2043	665,000	642,150
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2047	2,900,000	2,825,394
Series A, 5.0%, 6/15/2052	270,000	258,982
Series A, 5.0%, 6/15/2055	1,540,000	1,464,828
Series A, 5.0%, 6/15/2056	440,000	416,964
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	60,000	59,782
Series B, 5.0%, 7/1/2042	60,000	59,782
Series A-1, 5.0%, 7/1/2051	55,000	53,050
Series B, 5.0%, 7/1/2051	85,000	81,987
Series A-1, 5.0%, 2/1/2057	80,000	75,540
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	11

	Principal Amount ($)	Value ($)
Series B, 5.0%, 7/1/2057	90,000	84,963
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	2,525,000	2,384,495
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, Series A, 4.0%, 10/1/2044	1,000,000	853,848
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,524,255
Series A, AMT, 5.0%, 10/1/2047	965,000	981,897
Hillsborough County, FL, Aviation Authority, Tampa International Airport:
Series A, AMT, 4.0%, 10/1/2052	1,710,000	1,569,853
Series A, AMT, 5.0%, 10/1/2048	2,500,000	2,550,101
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,043,307
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,402,629
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,030,634
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, 5.0%, 8/1/2047	3,335,000	3,392,614
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.25%, 10/1/2052	640,000	674,905
Miami-Dade County, FL, Transit System, Series A, 4.0%, 7/1/2050	5,000,000	4,742,664
Osceola County, FL, Transportation Revenue, Series A-1, 4.0%, 10/1/2054	3,000,000	2,583,022
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	3,100,000	2,943,561
Palm Beach County, FL, Health Facilities Authority, Jupiter Medical Center, Series A, 5.0%, 11/1/2052	600,000	587,657
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	3,775,000	3,419,799
Tampa, FL, Water & Waste Water System Revenue, Series A, 5.25%, 10/1/2057	1,500,000	1,657,176
		48,933,707
Georgia 7.7%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series D, AMT, 4.0%, 7/1/2038	2,000,000	1,949,212
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	620,000	564,949
The accompanying notes are an integral part of the financial statements.

12	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,082,284
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 4.0%, 4/1/2050	1,320,000	1,226,213
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	3,640,000	2,946,694
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	5,000,000	5,056,844
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	10,000,000	10,526,555
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series B, 5.0% (a), 7/1/2053, GTY: Royal Bank of Canada	3,110,000	3,281,058
Georgia, Municipal Electric Authority Revenue, Project One:
Series A, 5.0%, 1/1/2035	1,010,000	1,025,694
Series A, 5.0%, 1/1/2049	1,000,000	1,012,944
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2047	1,800,000	1,655,553
		30,328,000
Hawaii 0.4%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,503,153
Illinois 10.3%
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	800,000	787,840
Series A, 6.0%, 1/1/2038	405,000	429,503
Chicago, IL, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B, Zero Coupon, 6/15/2044, INS: AGMC	2,500,000	922,645
Chicago, IL, O’Hare International Airport Revenue, Series A, AMT, 5.5%, 1/1/2055	1,355,000	1,431,859
Chicago, IL, O’Hare International Airport Revenue, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	6,785,000	6,891,671
Chicago, IL, O’Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	395,000	388,288
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2050	465,000	425,971
Series A, 5.0%, 12/1/2052	3,000,000	3,090,841
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	13

	Principal Amount ($)	Value ($)
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	1,987,770
Illinois, State Finance Authority Revenue, Bradley University Project, Series A, 4.0%, 8/1/2046	3,000,000	2,502,564
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	1,745,000	1,755,812
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	4,506,002
Illinois, State General Obligation:
4.0%, 6/1/2033	2,400,000	2,417,243
Series C, 4.0%, 10/1/2037	2,500,000	2,454,336
Series B, 5.0%, 10/1/2033	1,970,000	2,090,094
Series A, 5.0%, 5/1/2034	3,500,000	3,688,922
Series A, 5.0%, 5/1/2043	1,000,000	1,023,009
5.5%, 5/1/2039	1,915,000	2,091,378
5.75%, 5/1/2045	735,000	798,507
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	987,432
		40,671,687
Indiana 4.6%
Indiana, Finance Authority Revenue, DePauw University, Series A, 5.5%, 7/1/2052	4,000,000	4,151,457
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	2,965,000	2,597,144
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,500,000	3,561,776
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	7,000,000	7,220,432
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	360,000	370,392
		17,901,201
Iowa 0.3%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	485,000	500,637
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project, 4.0%, 10/1/2045	885,000	778,819
		1,279,456
The accompanying notes are an integral part of the financial statements.

14	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Kentucky 0.9%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	320,000	311,737
Series A, 5.25%, 6/1/2041	480,000	490,069
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project:
Series A, 5.0%, 5/15/2047	610,000	621,520
Series A, 5.0%, 5/15/2052	1,960,000	1,967,527
		3,390,853
Louisiana 2.4%
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	6,077,256
Louisiana, Public Facilities Authority Revenue, Tulane University, Series A, 5.0%, 10/15/2052	1,155,000	1,232,730
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043, INS: AGMC	1,020,000	1,067,465
Series A, 5.0%, 10/1/2048, INS: AGMC	1,140,000	1,185,253
		9,562,704
Maryland 2.7%
Maryland, Stadium Authority Built To Learn Revenue, Series A, 4.0%, 6/1/2047	2,670,000	2,547,609
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2056	2,550,000	2,583,263
Series A, 5.75%, 7/1/2053	575,000	621,834
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	745,000	752,558
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc.:
Series A, 5.0%, 7/1/2043	1,250,000	1,252,726
Series A, 5.0%, 7/1/2048	3,000,000	2,974,458
		10,732,448
Massachusetts 2.1%
Massachusetts, Educational Financing Authority, Issue M:
Series C, AMT, 3.0%, 7/1/2051	4,180,000	2,800,822
Series C, AMT, 4.125%, 7/1/2052	2,000,000	1,654,411
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	15

	Principal Amount ($)	Value ($)
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,528,253
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 3.625%, 7/1/2038	1,365,000	1,243,726
		8,227,212
Michigan 2.3%
Michigan, State Finance Authority Ltd. Obligation Revenue, Albion College:
4.0%, 12/1/2046	410,000	341,053
4.0%, 12/1/2051	420,000	337,440
Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue, “1” , Series A, 4.0%, 6/1/2049	260,000	231,062
Michigan, State Finance Authority, Hospital Revenue, McLaren Health Care, Series A, 4.0%, 2/15/2047	4,000,000	3,733,160
Michigan, Strategic Fund, 75 Improvement P3 Project, AMT, 5.0%, 6/30/2048	2,200,000	2,165,674
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,042,635
		8,851,024
Minnesota 3.7%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,800,000	1,826,915
Series A, 5.0%, 2/15/2053	5,060,000	5,121,151
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	1,220,000	1,236,830
Minnesota, State Office of Higher Education Revenue, AMT, 4.0%, 11/1/2042 (c)	1,715,000	1,615,431
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2035	4,000,000	4,746,345
		14,546,672
Missouri 0.2%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	545,000	435,075
Series A, 5.0%, 2/1/2046	335,000	304,947
		740,022
The accompanying notes are an integral part of the financial statements.

16	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children’s Hospital Obligated Group, 5.0%, 11/15/2047	1,330,000	1,353,884
New Hampshire 0.5%
New Hampshire, Business Finance Authority Revenue, Series 2022-2, 4.0%, 10/20/2036	2,231,828	2,078,646
New Jersey 5.7%
Camden Country, NJ, Improvement Authority School Revenue, KIPP Cooper Norcross Obligated Group, 6.0%, 6/15/2062	1,400,000	1,471,838
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	115,000	108,032
Series QQQ, 4.0%, 6/15/2050	115,000	106,801
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	2,690,000	2,922,714
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, Series A, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,254,026
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	345,000	355,575
Series A, 5.0%, 6/15/2047	385,000	395,221
New Jersey, State Educational Facilities Authority Revenue, Steven Institute of Technology, Series A, 4.0%, 7/1/2050	995,000	868,728
New Jersey, State Educational Facilities Authority Revenue, Stockton University, Series A, 5.0%, 7/1/2041	685,000	692,593
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 2.5%, 12/1/2040	415,000	344,469
New Jersey, State Transportation Trust Fund Authority, Series AA, 4.0%, 6/15/2045	435,000	408,433
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	5,600,000	5,781,619
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	3,320,000	3,083,287
Series A, 5.0%, 12/15/2034	1,855,000	1,980,596
Series A, 5.0%, 12/15/2036	475,000	501,076
New Jersey, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2040	65,000	68,854
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	17

	Principal Amount ($)	Value ($)
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	1,315,000	1,368,421
South Jersey, NJ, Transportation Authority System Revenue, Series A, 5.25%, 11/1/2052	800,000	844,592
		22,556,875
New York 12.6%
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 4.0% (b), 6/1/2023, LOC: Barclays Bank PLC	1,350,000	1,350,000
Series A-1, 4.0%, 11/15/2044	1,000,000	932,501
Series A-1, 4.0%, 11/15/2045	1,000,000	927,490
Series C, 5.0%, 11/15/2038	6,000,000	6,000,856
Series D, 5.0%, 11/15/2038	1,090,000	1,067,011
Series C, 5.0%, 11/15/2042	5,000,000	5,000,156
Series A-1, 5.25%, 11/15/2039	4,000,000	4,004,215
Series C-1, 5.25%, 11/15/2055	520,000	537,026
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series A-1, 5.0%, 11/15/2048	2,000,000	2,043,869
New York, Port Authority of New York & New Jersey Consolidated, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	208,082
5.0%, 9/1/2039	510,000	515,803
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	150,000	134,383
Series A, 4.0%, 7/1/2052	175,000	153,046
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, Series A, AMT, 5.0%, 1/1/2031	450,000	464,612
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	265,000	273,317
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2045	8,830,000	8,630,428
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series C, 5.0%, 3/15/2047	3,500,000	3,742,317
New York, State Urban Development Corp., Income Tax, Series A, 3.0%, 3/15/2050	2,000,000	1,495,295
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series C, 3.0%, 3/15/2048	3,475,000	2,641,375
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	152,551
New York City, NY, General Obligation, Series A-1, 4.0%, 8/1/2042	3,500,000	3,443,828
New York City, NY, Housing Development Corp., Series C-1, 4.25%, 11/1/2052	3,000,000	2,751,914
The accompanying notes are an integral part of the financial statements.

18	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
New York, NY, General Obligation, Series B-1, 5.25%, 10/1/2047	500,000	555,719
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	1,875,000	1,913,966
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	800,000	814,307
		49,754,067
North Carolina 0.1%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 3.95% (b), 6/1/2023, LOC: Royal Bank of Canada	320,000	320,000
Ohio 2.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “1” , Series A, 4.0%, 6/1/2048	1,995,000	1,772,072
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	1,785,000	1,807,319
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	2,950,000	3,011,584
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,345,855
		8,936,830
Oregon 0.9%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	3,335,000	3,412,096
Pennsylvania 8.0%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,128,333
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	460,000	480,150
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,590,764
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	750,000	801,883
5.0%, 6/1/2035	375,000	399,052
Pennsylvania, Economic Development Financing Authority, Series A, 4.0%, 10/15/2051	3,000,000	2,755,333
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	20,000	20,454
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 6.0%, 6/30/2061	3,500,000	3,876,070
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	19

	Principal Amount ($)	Value ($)
Pennsylvania, State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, 5.0%, 8/15/2049	5,000,000	5,139,211
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 141A, 5.75%, 10/1/2053	960,000	1,018,665
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,067,226
Series B-1, 5.0%, 6/1/2042	2,000,000	2,069,510
Series A, 5.0%, 12/1/2044	4,665,000	4,844,350
Series B, 5.0%, 12/1/2051	665,000	700,255
Philadelphia, PA, Airport Revenue, Series B, AMT, 5.0%, 7/1/2047	915,000	928,157
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,574,600
		31,394,013
South Carolina 4.8%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, Prerefunded, 5.875%, 7/1/2032	6,560,000	6,569,920
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	6,000,000	5,273,468
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,024,238
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	3,000,000	3,034,613
		18,902,239
South Dakota 0.2%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	830,000	650,588
Tennessee 1.3%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2036	1,040,000	1,089,187
Series A, 5.0%, 7/1/2044	1,600,000	1,628,272
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	1,500,000	1,060,418
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, INC.	1,350,000	1,410,643
		5,188,520
The accompanying notes are an integral part of the financial statements.

20	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Texas 18.2%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, Prerefunded, 5.0%, 1/1/2040	1,155,000	1,197,897
Series E, 5.0%, 1/1/2045	300,000	313,692
Clifton, TX, Higher Education Finance Corp., Idea Public Schools, Series T, 4.0%, 8/15/2042	400,000	388,762
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,318,161
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	3,000,000	2,575,351
North Texas, Tollway Authority Revenue:
5.0%, 1/1/2048	4,710,000	4,897,048
5.0%, 1/1/2050	1,435,000	1,489,832
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	1,520,000	1,273,421
Series A, 4.0%, 4/1/2051	3,000,000	2,427,276
Series A, 4.0%, 4/1/2054	790,000	626,865
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	5,000,000	5,102,005
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	165,000	163,108
Series A, 4.0%, 8/1/2041, INS: BAM	200,000	193,431
Texas, Dallas/Fort Worth International Airport Revenue, Series F, 5.25%, 11/1/2033	3,500,000	3,522,259
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
Series C, 4.0%, 10/1/2049	3,690,000	3,405,530
Series B, Prerefunded, 5.0%, 4/1/2053	3,500,000	3,517,922
Series B, Prerefunded, 5.25%, 10/1/2051	5,000,000	5,029,666
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2048	6,250,000	6,499,471
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project, 4.0%, 11/1/2049	735,000	570,431
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments LLC, AMT, 5.0%, 6/30/2058	3,000,000	2,965,609
Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 4.0%, 1/1/2051	7,815,000	7,140,641
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	21

	Principal Amount ($)	Value ($)
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	7,250,000	7,387,216
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	2,755,000	2,863,446
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,247,897
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, Series A, 4.0%, 10/15/2049	1,815,000	1,786,619
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	2,250,000	2,621,314
		71,524,870
Utah 0.8%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	960,000	985,043
Series A, AMT, 5.0%, 7/1/2048	575,000	586,317
Utah, Infrastructure Agency Telecommunications & Franchise Tax Revenue, Pleasant Gove City Project:
4.0%, 10/15/2041	1,000,000	929,698
4.0%, 10/15/2048	680,000	605,729
		3,106,787
Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St Michael’s College Inc., 144A, 5.25%, 10/1/2052	1,000,000	915,467
Virginia 1.7%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare:
Series A, 5.0%, 10/1/2042	140,000	143,779
Series A, 5.0%, 10/1/2047	465,000	472,656
Series A, 5.0%, 10/1/2052	600,000	605,931
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	560,000	484,043
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	575,000	532,304
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2049	735,000	731,330
AMT, 5.0%, 12/31/2052	3,775,000	3,740,286
		6,710,329
The accompanying notes are an integral part of the financial statements.

22	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Washington 2.7%
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	1,935,000	1,963,645
AMT, 5.0%, 4/1/2044	2,000,000	2,077,143
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2043	6,000,000	6,055,915
Washington, State Housing Finance Commission Municipal Certificates, “A” , Series A-1, 3.5%, 12/20/2035	597,100	546,570
		10,643,273
West Virginia 1.0%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	2,015,000	2,036,834
Series A, 5.0%, 6/1/2047	2,010,000	2,021,677
		4,058,511
Wisconsin 3.0%
Wisconsin, Public Finance Authority Revenue, Triad Educational Services Ltd., Series 2021 A, 4.0%, 6/15/2061	5,200,000	3,770,218
Wisconsin, Public Finance Authority, Eastern Michigan University, Series A-1, 5.625%, 7/1/2055, INS: BAM	1,230,000	1,338,974
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	4,590,000	3,672,770
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	2,925,000	2,975,810
		11,757,772
Guam 0.1%
Guam, International Airport Authority Revenue:
Series C, AMT, 6.375%, 10/1/2043	255,000	257,080
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	280,000	282,284
		539,364
Total Municipal Investments (Cost $575,958,605)		562,727,592
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	23

	Principal Amount ($)	Value ($)
Underlying Municipal Bonds of Inverse Floaters (d) 19.2%
Florida 2.7%
Orange County, FL, School Board, Certificates of Participations, Series C, 5.0%, 8/1/2034 (e)	10,000,000	10,343,702
Trust: Florida, School Board, Series 2016-XM0182, 144A, 7.7%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 2.8%
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (e)	10,425,000	10,956,331
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0137, 144A, 7.785%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
New York 5.4%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (e)	10,000,000	10,626,787
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0580, 144A, 8.225%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2034 (e)	7,165,000	7,862,702
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2018-XM0620, 144A, 8.126%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-3, 5.0%, 7/15/2038 (e)	2,685,000	2,876,174
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2018-XM0620, 144A, 8.143%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
		21,365,663
Pennsylvania 2.8%
Pennsylvania, Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/2047 (e)	10,000,000	11,097,980
Trust: Pennsylvania, Southeastern Pennsylvania Transportation Authority, Series 2022-XM1057, 144A, 9.24%, 6/1/2030, Leverage Factor at purchase date: 4 to 1
The accompanying notes are an integral part of the financial statements.

24	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Texas 2.8%
Texas, State General Obligation, Series B, 5.0%, 2/1/2045 (e)	10,000,000	10,993,675
Trust: Texas, State General Obligation, Series 2022-XM1063, 144A, 8.3%, 2/1/2030, Leverage Factor at purchase date: 4 to 1
Washington 2.7%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (e)	10,000,000	10,642,501
Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 7.79%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $75,253,901)		75,399,852

	Shares	Value ($)
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 3.26% (f) (Cost $48,242)	48,242	48,242

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $651,260,748)	162.1	638,175,686
Floating Rate Notes (d)	(13.4)	(52,700,000)
Series 2020-1 VMTPS, net of deferred offering costs	(50.5)	(198,688,077)
Other Assets and Liabilities, Net	1.8	6,932,854
Net Assets Applicable to Common Shareholders	100.0	393,720,463

(a)
Variable or floating rate security. These securities are shown at their current rate as of
May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of May 31,
2023. Date shown reflects the earlier of demand date or stated maturity date.

(c)	When-issued security.
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	25

(d)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(e)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(f)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$638,127,444	$—	$638,127,444
Open-End Investment Companies	48,242	—	—	48,242
Total	$48,242	$638,127,444	$—	$638,175,686

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

26	|	DWS Municipal Income Trust

Statement of Assets and Liabilities
as of May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (cost $651,260,748)	$638,175,686
Cash	3
Receivable for investments sold	1,718,202
Interest receivable	8,302,071
Other assets	2,878
Total assets	648,198,840
Liabilities
Payable for investments purchased	131,892
Payable for investments purchased — when-issued securities	1,643,313
Payable for Fund shares repurchased	205,222
Payable for floating rate notes issued	52,700,000
Interest expense payable on preferred shares	752,468
Accrued management fee	273,682
Accrued Trustees' fees	7,981
Other accrued expenses and payables	75,742
Series 2020-1 VMTPS, net of deferred offering costs (liquidation value $198,750,000, see page 37 for more details)	198,688,077
Total liabilities	254,478,377
Net assets applicable to common shareholders, at value	$393,720,463
Net Assets Applicable to Common Shareholders Consist of
Distributable earnings (loss)	(35,228,184)
Paid-in capital	428,948,647
Net assets applicable to common shareholders, at value	$393,720,463
Net Asset Value
Net Asset Value per common share ($393,720,463 ÷ 39,227,200 outstanding shares of beneficial interest, $.01 par value, unlimited number of common shares authorized)	$10.04
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	27

Statement of Operations
for the six months ended May 31, 2023 (Unaudited)

Investment Income
Income:
Interest	$13,606,327
Expenses:
Management fee	1,641,910
Services to shareholders	14,559
Custodian fee	2,729
Professional fees	75,409
Reports to shareholders	25,470
Trustees' fees and expenses	12,373
Interest expense and amortization of deferred cost on Series 2020-1 VMTPS	4,228,304
Interest expense on floating rate notes	937,059
Stock Exchange listing fees	19,171
Other	24,714
Total expenses	6,981,698
Net investment income	6,624,629
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(4,066,595)
Payments by affiliates (see Note E)	664
(4,065,931)
Change in net unrealized appreciation (depreciation) on investments	6,524,227
Net gain (loss)	2,458,296
Net increase (decrease) in net assets resulting from operations	$9,082,925
The accompanying notes are an integral part of the financial statements.

28	|	DWS Municipal Income Trust

Statement of Cash Flows
for the six months ended May 31, 2023 (Unaudited)

Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$9,082,925
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term investments	(77,487,133)
Net amortization of premium/(accretion of discount)	1,768,785
Proceeds from sales and maturities of long-term investments	77,603,529
Amortization of deferred offering cost on Series 2020-1 VMTPS	64,694
(Increase) decrease in interest receivable	29,832
(Increase) decrease in other assets	4,225
(Increase) decrease in receivable for investments sold	(843,865)
Increase (decrease) in payable for investments purchased	(888,941)
Increase (decrease) in payable for investments purchased - when issued securities	1,643,313
Increase (decrease) in other accrued expenses and payables	(25,794)
Change in unrealized (appreciation) depreciation on investments	(6,524,227)
Net realized (gain) loss from investments	4,066,595
Cash provided by (used in) operating activities	$8,493,938
Cash Flows from Financing Activities
Cost of shares redeemed	(2,171,167)
Distributions paid (net of reinvestment of distributions)	(6,322,768)
Cash provided by (used in) financing activities	(8,493,935)
Increase (decrease) in cash	3
Cash at beginning of period	—
Cash at end of period	$3
Supplemental disclosure
Interest expense paid on preferred shares	$(3,954,008)
Interest expense paid and fees on floating rate notes issued	$(937,059)
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	29

Statements of Changes in Net Assets
	Six Months Ended May 31, 2023	Year Ended November 30,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$6,624,629	$16,626,613
Net realized gain (loss)	(4,065,931)	(20,935,445)
Change in net unrealized appreciation (depreciation)	6,524,227	(87,050,307)
Net increase (decrease) in net assets applicable to common shareholders	9,082,925	(91,359,139)
Distributions to common shareholders	(6,532,370)	(16,669,410)
Fund share transactions:
Payments for shares repurchased	(2,376,389)	—
Net increase (decrease) in net assets from Fund share transactions	(2,376,389)	—
Increase (decrease) in net assets	174,166	(108,028,549)
Net assets at beginning of period applicable to common shareholders	393,546,297	501,574,846
Net assets at end of period applicable to common shareholders	$393,720,463	$393,546,297
Other Information:
Common shares outstanding at beginning of period	39,500,938	39,500,938
Shares repurchased	(273,738)	—
Net increase (decrease) in Fund shares	(273,738)	—
Common shares outstanding at end of period	39,227,200	39,500,938

The accompanying notes are an integral part of the financial statements.

30	|	DWS Municipal Income Trust

Financial Highlights
	Six Months Ended 5/31/23	Years Ended November 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data Applicable to Common Shareholders
Net asset value, beginning of period	$9.96	$12.70	$12.68	$12.58	$11.78	$12.50
Income (loss) from investment operations:
Net investment income[a]	.17	.42	.47	.51	.50	.56
Net realized and unrealized gain (loss)	.07	(2.74)	.08	.08	.85	(.66 )
Total from investment operations	.24	(2.32)	.55	.59	1.35	(.10 )
Less distributions applicable to common shareholders from:
Net investment income	(.17 )	(.42 )	(.50 )	(.47 )	(.52 )	(.61 )
Net realized gains	—	—	(.03 )	(.02 )	(.03 )	(.01 )
Total distributions	(.17 )	(.42 )	(.53 )	(.49 )	(.55 )	(.62 )
Increase resulting from share repurchases[a]	.01	—	—	—	—	—
Net asset value, end of period	$10.04	$9.96	$12.70	$12.68	$12.58	$11.78
Market price, end of period	$8.50	$8.93	$12.10	$11.34	$11.49	$10.34
Total Return
Based on net asset value (%)[b]	2.72 *	(18.12)	4.75	5.33 [c]	12.14	(.35 )
Based on market price (%)[b]	(3.01)*	(22.95)	11.60	3.14 [c]	16.69	(7.18)
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	31

Financial Highlights  (continued)

	Six Months Ended 5/31/23	Years Ended November 30,
	(Unaudited)	2022	2021	2020	2019	2018
Ratios to Average Net Assets Applicable to Common Shareholders and Supplemental Data
Net assets, end of period ($ millions)	394	394	502	501	497	465
Ratio of expenses before expense reductions (%) (including interest expense)[d,e]	3.50**	2.11	1.47	1.82	2.21	2.16
Ratio of expenses after expense reductions (%) (including interest expense)[d,f]	3.50**	2.11	1.47	1.64 [c]	2.21	2.16
Ratio of expenses after expense reductions (%) (excluding interest expense)[g]	.94**	.91	.85	.71	.85	.86
Ratio of net investment income (%)	3.32**	3.87	3.72	4.11	4.04	4.58
Portfolio turnover rate (%)	12 *	55	19	28	18	51
Senior Securities
Preferred Shares information at period end, aggregate amount outstanding:
Series 2018 MTPS ($ millions)	—	—	—	—	199	199
Series 2020-1 VMTPS ($ millions)	199	199	199	199	—	—
Asset coverage per share ($)[h]	149,049	149,005	176,182	175,998	17,503	16,705
Liquidation and market price per share ($)	50,000	50,000	50,000	50,000	5,000	5,000

[a]	Based on average common shares outstanding during the period.
[b]
Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price.
Each figure assumes that dividend and capital gain distributions, if any, were reinvested.
These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

[c]	For the year ended November 30, 2020, the Advisor had agreed to voluntarily reduce its management fee. Total return would have been lower had expenses not been reduced.
[d]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities and interest paid to shareholders of
Series 2018 MTPS and Series 2020-1 VMTPS.

The accompanying notes are an integral part of the financial statements.

32	|	DWS Municipal Income Trust

Financial Highlights  (continued)

[e]
The ratio of expenses before expense reductions (based on net assets of common and
Preferred Shares, including interest expense) was 2.34%, 1.44%, 1.06%, 1.30%, 1.57%
and 1.52% for the periods ended May 31, 2023, November 30, 2022, 2021, 2020,
2019 and 2018, respectively.

[f]
The ratio of expenses after expense reductions (based on net assets of common and
Preferred Shares, including interest expense) was 2.34%, 1.44%, 1.06%, 1.17%, 1.57%
and 1.52% for the periods ended May 31, 2023, November 30, 2022, 2021, 2020,
2019 and 2018, respectively.

[g]
The ratio of expenses after expense reductions (based on net assets of common and
Preferred Shares, excluding interest expense) was 0.63%, 0.62%, 0.61%, 0.50%,
0.61% and 0.61% for the periods ended May 31, 2023, November 30, 2022, 2021,
2020, 2019 and 2018, respectively.

[h]	Asset coverage per share equals net assets of common shares plus the liquidation value of the Preferred Shares divided by the total number of Preferred Shares outstanding at the end of the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	33

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Municipal Income Trust (the “Fund” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a closed-end, diversified management investment company organized as a Massachusetts business trust.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or

34	|	DWS Municipal Income Trust

evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Option Bond trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating

DWS Municipal Income Trust	|	35

rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense on floating rate notes”  in the Statement of Operations. For the six months ended May 31, 2023, interest expense related to floaters amounted to $937,059. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended May 31, 2023 was $52,700,000, with a weighted average interest rate of 3.56%.
The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due

36	|	DWS Municipal Income Trust

to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At November 30, 2022, the Fund had net tax basis capital loss carryforwards of approximately $21,823,000, including short-term losses ($10,386,000) and long-term losses ($11,437,000), which may be applied against realized net taxable capital gains indefinitely.
At May 31, 2023, the aggregate cost of investments for federal income tax purposes was $594,960,715. The net unrealized depreciation for all investments based on tax cost was $9,485,029. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $14,499,252 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $23,984,281.
The Fund has reviewed the tax positions for the open tax years as of November 30, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and premium amortization on debt securities.  As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Preferred Shares. At May 31, 2023, the Fund had issued and outstanding 3,975 Variable Rate MuniFund Term Preferred Shares, Series 2020-1 (“Series 2020-1 VMTPS” ) with an aggregate liquidation preference of

DWS Municipal Income Trust	|	37

$198,750,000 ($50,000 per share). The Series 2020-1 VMTPS were issued on November 10, 2020 in a private offering and are variable rate preferred shares with a stated maturity of November 10, 2049 and an early termination date six months following a rate period termination date (the “Rate Period Termination Date” ), which Rate Period Termination Date initially will be 36 months from the date of original issuance. Subject to an election by the holder(s) of the Series 2020-1 VMTPS to retain the Series 2020-1 VMTPS, the Series 2020-1 VMTPS are subject to mandatory tender beginning twenty business days prior to the early termination date, during which time such shares may be remarketed. At its option, the Fund may redeem in whole or in part the Series 2020-1 VMTPS from time to time at a redemption price equal to the liquidation preference of the Series 2020-1 VMTPS to be redeemed and all accumulated but unpaid dividends thereon to, but excluding, the redemption date. The dividend rate for Series 2020-1 VMTPS is set weekly at a spread (dependent on the then current ratings of the Series 2020-1 VMTPS) over the Securities Industry and Financial Markets Association (“SIFMA” ) Municipal Swap Index. The average annualized dividend rate on the Series 2020-1 VMTPS for the period December 1, 2022 through May 31, 2023 was 4.21%. In the Fund’s Statement of Assets and Liabilities, the Series 2020-1 VMTPS’ aggregate liquidation preference is shown as a liability since the Series 2020-1 VMTPS have a stated mandatory redemption date. Dividends paid on the Series 2020-1 VMTPS are treated as interest expense and recorded as incurred. For the period December 1, 2022 through May 31, 2023, interest expense related to Series 2020-1 VMTPS amounted to $4,163,610. Costs directly related to the issuance of Series 2020-1 VMTPS have been deferred and are being amortized over 36 months based on the initial Rate Period Termination Date. During the period from December 1, 2022 through May 31, 2023, the Fund amortized $64,694 of deferred costs related to the issuance of Series 2020-1 VMTPS, which are included in the Statement of Operations under the line item “Interest expense and amortization of deferred cost on Series 2020-1 VMTPS”  . The Series 2020-1 VMTPS are senior in priority to the Fund’s outstanding common shares as to payments of dividends and distributions upon liquidation.
Prior to November 10, 2020, the Fund had issued and outstanding 39,750 shares of Floating Rate Municipal Term Preferred Shares (“Series 2018 MTPS” ) with an aggregate liquidation preference of $198,750,000 ($5,000 per share). The Series 2018 MTPS were floating rate preferred shares with a mandatory term redemption date, as amended, of June 1, 2021. The Fund used the proceeds from the sale of its Series 2020-1 VMTPS to fund the redemption on November 10, 2020 of all of its outstanding Series 2018 MTPS.

38	|	DWS Municipal Income Trust

As a result of the Series 2020-1 VMTPS issuance and the redemption of the outstanding Series 2018 MTPS the Fund’s leverage attributable to preferred shares remains unchanged.
Under the terms of a purchase agreement between the Fund and the initial purchaser of the Series 2020-1 VMTPS, the Fund is subject to various investment restrictions, coverage ratios and covenants. These restrictions are, in certain respects, more restrictive than those to which the Fund is otherwise subject in accordance with its investment objective and policies. Such restrictions may limit the investment flexibility that might otherwise be pursued by the Fund if the Series 2020-1 VMTPS were not outstanding. In addition, the Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agency that rates the Series 2020-1 VMTPS, which guidelines may be changed by the rating agency, in its sole discretion, from time to time. These guidelines may be more stringent than requirements imposed on the Fund by the 1940 Act or its policies. Moreover, the Fund is required to maintain various asset coverage ratios with respect to the Series 2020-1 VMTPS in accordance with the purchase agreement, the statement governing the 2020-1 VMTPS and the 1940 Act.
The 1940 Act requires that the preferred shareholders of the Fund, voting as a separate class, have the right to: a) elect at least two trustees at all times, and b) elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares, each preferred share is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.
Leverage involves risks and special considerations for the Fund’s common shareholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund’s common shares than a comparable portfolio without leverage; the risk that fluctuations in the Fund’s preferred stock dividend rates or interest rates will reduce the return to common shareholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund’s common shares. Changes in the value of the Fund’s portfolio will be borne entirely by the common shareholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem preferred shares to comply with asset coverage or other restrictions imposed under the terms of the preferred shares. There is no assurance that the Fund’s leveraging strategy will be successful.

DWS Municipal Income Trust	|	39

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund’s custodian bank at May 31, 2023.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.
Purchases and Sales of Securities
During the six months ended May 31, 2023, purchases and sales of investment securities (excluding short-term investments) aggregated $77,487,133 and $77,603,529, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.55% of the Fund’s average weekly net assets, computed and accrued daily and payable monthly. Average weekly net assets, for purposes of determining the management fee, means the average weekly value of the total assets of the Fund, minus the sum of accrued liabilities of the Fund (other than the liquidation value of the Series 2020-1 VMTPS).
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement

40	|	DWS Municipal Income Trust

between DSC and SS&C GIDS, Inc. (“SS&C” ) (name changed from DST Systems, Inc. effective January 1, 2023), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2023, the amounts charged to the Fund by DSC aggregated $10,677, of which $3,605 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended May 31, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $329, of which $190 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended May 31, 2023, the Fund engaged in securities purchases of $18,015,000 and securities sales of $22,795,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Share Repurchases
The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund’s shares trade at a discount to their net asset value. During the six months ended May 31, 2023 and the year ended November 30, 2022, the Fund purchased 273,738 and 0, of its shares of beneficial interest on the open market at a total cost of $2,376,389 and $0 ($8.68 and $0 average per share), respectively. The average discount of these purchases, comparing the purchase price to the net asset value at the time of purchase, was 14.50%.
On September 23, 2022, the Fund announced that the Fund’s Board of Trustees had extended the Fund’s existing open market share repurchase program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2022 until November 30, 2023, when the Fund’s shares trade at a discount to net asset value. The Board’s authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2021 and ran until November 30, 2022.

DWS Municipal Income Trust	|	41

E.
Payments by Affiliates
During the six months ended May 31, 2023, the Advisor agreed to reimburse the Fund $664 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

42	|	DWS Municipal Income Trust

Other Information
Effective August 1, 2023, the Fund implemented certain investment policy changes approved by its Board of Trustees. Under the modified policies, the Fund principally invests in investment grade tax-exempt municipal securities or unrated municipal securities determined by DWS Investment Management Americas, Inc. (“DIMA”  or the Fund’s “Advisor” ) to be of comparable quality and may invest up to 20% of its total assets in high-yield municipal securities that are below investment grade or unrated municipal securities determined by the Advisor to be of comparable quality; provided that the Fund may invest no more than 5% of its total assets in high-yield municipal securities that are rated below B- by S&P Global Ratings (“S&P” ) or Fitch Ratings, Inc. (“Fitch” ) or B by Moody’s Investors Service, Inc. (“Moody’s” ) or unrated municipal securities determined by the Advisor to be of comparable quality to such below B- or B rated municipal securities. The Fund may not invest more than 20% of its net assets in unrated municipal securities.
Under its previous policies, the Fund invested substantially all of its net assets in tax-exempt municipal securities rated at the time of purchase within the four highest grades (“Baa”  or “BBB”  or better) by Moody’s or S&P, or unrated municipal securities which in the opinion of the Advisor had credit characteristics equivalent to, and were of comparable quality to, municipal securities rated within the four highest grades by Moody’s or S&P.  The Fund could not invest more than 20% of its net assets in such unrated municipal securities.
Because the issuers of below investment grade securities may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment grade securities. Credit risk for below investment grade securities is greater than for higher-rated securities.

DWS Municipal Income Trust	|	43

Dividend Reinvestment and Cash Purchase Plan
The Board of Trustees of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the “Plan” ) for shareholders that elect to have all dividends and distributions automatically reinvested in shares of the Fund (each a “Participant” ). SS&C GIDS, Inc. (the “Plan Agent” ) has been appointed by the Fund’s Board of Trustees to act as agent for each Participant.
A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at dws.com or by calling (800) 294-4366.
If you wish to participate in the Plan and your shares are held in your own name, contact DWS Service Company (the “Transfer Agent” ) at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.
The Transfer Agent will establish a Dividend Investment Account (the “Account” ) for each Participant in the Plan. The Transfer Agent will credit to the Account of each Participant any cash dividends and capital gains distributions (collectively, “Distributions” ) paid on shares of the Fund (the “Shares” ) and any voluntary cash contributions made pursuant to the Plan. Shares in a Participant’s Account are transferable upon proper written instructions to the Transfer Agent.
If, on the valuation date for a Distribution, Shares are trading at a discount from net asset value per Share, the Plan Agent shall apply the amount of such Distribution payable to a Participant (less a Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Shares for a Participant’s Account. If, on the valuation date for a Distribution, Shares are trading at a premium over net asset value per Share, the Fund will issue on the payment date, Shares valued at net asset value per Share on the valuation date to the Transfer Agent in the aggregate amount of the funds credited to a Participant’s Account. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the

44	|	DWS Municipal Income Trust

Shares on the valuation date if the net asset value per Share of the Shares on the valuation date is less than 95% of the fair market value of the Shares on the valuation date. The valuation date will be the payment date for Distributions. Open-market purchases will be made on or shortly after the valuation date for Distributions, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.
A Participant may from time to time make voluntary cash contributions to his or her Account in a minimum amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the Participant’s Account. Such voluntary contributions will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Voluntary cash contributions received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date. No interest will be paid on voluntary cash contributions held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Voluntary cash contributions should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):
DWS Municipal Income Trust
Dividend Reinvestment and Cash Purchase Plan
c/o DWS Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
(800) 294-4366
Participants may withdraw their entire voluntary cash contribution by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.
The cost of Shares acquired for each Participant’s Account in connection with the Plan shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases.
The reinvestment of Distributions does not relieve the Participant of any tax that many be payable on the Distributions. The Transfer Agent will

DWS Municipal Income Trust	|	45

report to each Participant the taxable amount of Distributions credited to his or her Account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for Shares issued by the Fund, the fair market value of the Shares issued to the Participant.
The Fund may amend the Plan at any time or times but, only by mailing to each Participant appropriate written notice at least 90 days prior to the effective date thereof except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority in which case such amendment shall be effective as soon as practicable. The Plan also may be terminated by the Fund.
Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the record date for the Distribution; otherwise such withdrawal will be effective after the investment of the current Distribution. When a Participant withdraws from the Plan, or when the Plan is terminated by the Fund, the Participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his or her Shares in the Plan and send the proceeds to the Participant, less brokerage commissions.
All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DWS Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.

46	|	DWS Municipal Income Trust

Additional Information

Automated Information Line	DWS Closed-End Fund Info Line (800) 349-4281
Web Site	dws.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	DWS Attn: Secretary of the DWS Funds 100 Summer Street Boston, MA 02110
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	SS&C GIDS, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	DWS Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company One Congress Street, Suite 1 Boston, MA 02114-2016
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.

DWS Municipal Income Trust	|	47

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

NYSE Symbol	KTF
CUSIP Number	Common Shares 233368 109

48	|	DWS Municipal Income Trust

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DMIT-3
(R-027924-12 7/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 29	-	n/a	n/a	n/a
March 1 through March 31	81,643	8.67	81,643	n/a
April 1 through April 30	68,857	8.82	68,867	n/a
May 1 through May 31	123,238	8.61	123,238	n/a

Total	273,738	8.68	273,748	n/a

The Fund may from time to time repurchase shares in the open market.

On September 23, 2022, the Fund announced that the Fund’s Board of Trustees had extended the Fund’s existing open market share repurchase program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2022 until November 30,2023, when the Fund’s shares trade at a discount to net asset value. The Board's authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2021 and ran until November 30, 2022.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/28/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/28/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/28/2023